Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Heather Harker

Assistant General Counsel

Legal Affairs

Phone: 917-287-6472

September 5, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New England Life Retirement Investment Account
File No. 811-03285

Ladies and Gentlemen:

The Semi-Annual Report dated June 30, 2025, of the underlying funds (the “Periodic Report”) is incorporated herein by reference as the report sent to contract owners of New England Life Retirement Investment Account of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Report for certain portfolios of Brighthouse Funds Trust II is incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Heather Harker

Heather Harker, Esq.
Assistant General Counsel
Metropolitan Tower Life Insurance Company